UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22033

MFS SERIES TRUST XIV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Institutional Money Market Portfolio

11/30/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Institutional Money Market Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10

Issuer	Shares/Par	Value ($)
Certificates of Deposit – 5.5%
Major Banks – 5.5%
Abbey National Treasury Services PLC (US Branch), 0.28%, due 1/14/11	$59,280,000	$59,280,000
BNP Paribas/New York Branch, 0.29%, due 2/22/11	39,330,000	39,330,000
BNP Paribas/New York Branch, 0.69%, due 1/14/11	12,850,000	12,850,000

Total Certificates of Deposit, at Amortized Cost and Value		$111,460,000

Commercial Paper (y) – 62.6%
Automotive – 3.1%
Toyota Motor Credit Corp., 0.22%, due 12/28/10	$57,471,000	$57,461,517
Toyota Motor Credit Corp., 0.22%, due 1/13/11	4,986,000	4,984,690

		$62,446,207

Computer Software - Systems – 1.4%
International Business Machines Corp., 0.18%, due 12/13/10 (t)	$29,020,000	$29,018,259
Conglomerates – 3.8%
Siemens Capital Co., LLC, 0.19%, due 12/15/10 (t)	$48,885,000	$48,881,388
United Technologies Corp., 0.19%, due 12/01/10 (t)	28,497,000	28,497,000

		$77,378,388

Consumer Products – 5.2%
Colgate-Palmolive Co., 0.17%, due 12/01/10 (t)	$5,513,000	$5,513,000
Colgate-Palmolive Co., 0.18%, due 12/09/10 (t)	35,000,000	34,998,600
Procter & Gamble Co., 0.23%, due 12/16/10 (t)	56,744,000	56,738,562
Proctor & Gamble Co., 0.23%, due 3/07/11 (t)	8,095,000	8,090,251

		$105,340,413

Financial Institutions – 2.0%
General Electric Capital Corp., 0.19%, due 12/23/10	$40,532,000	$40,527,294
Food & Beverages – 4.9%
Coca-Cola Co., 0.22%, due 1/28/11 (t)	$6,705,000	$6,702,623
Coca-Cola Co., 0.23%, due 12/13/10 (t)	16,913,000	16,911,703
Coca-Cola Co., 0.23%, due 3/04/11 (t)	19,350,000	19,338,503
Coca-Cola Co., 0.26%, due 5/09/11 (t)	12,922,000	12,907,161
Nestle Capital Corp., 0.22%, due 12/16/10 (t)	42,000,000	41,996,150
Pepsico, Inc., 0.2%, due 12/06/10 (t)	1,315,000	1,314,963

		$99,171,103

Major Banks – 21.1%
ANZ National (International) Ltd., 0.29%, due 1/24/11 (t)	$73,817,000	$73,784,890
Bank of America Corp., 0.22%, due 12/01/10	7,559,000	7,559,000
Bank of America Corp., 0.25%, due 1/04/11	35,000,000	34,991,736
Bank of America Corp., 0.28%, due 1/10/11	18,527,000	18,521,236
Credit Suisse First Boston, Inc., 0.23%, due 12/31/10	18,590,000	18,586,437
Credit Suisse First Boston, Inc., 0.25%, due 1/19/11	45,889,000	45,873,385
HSBC USA, Inc., 0.22%, due 12/27/10	57,567,000	57,557,853
HSBC USA, Inc., 0.24%, due 12/14/10	12,950,000	12,948,878
JPMorgan Chase & Co., 0.2%, due 12/21/10	13,968,000	13,966,448
JPMorgan Chase & Co., 0.23%, due 5/16/11	48,531,000	48,479,530
Toronto Dominion Holdings (USA), Inc., 0.21%, due 1/18/11 (t)	8,627,000	8,624,584
Toronto Dominion Holdings (USA), Inc., 0.23%, due 12/17/10 (t)	33,153,000	33,149,611
Toronto Dominion Holdings (USA), Inc., 0.24%, due 12/01/10 (t)	4,773,000	4,773,000
Westpac Banking Corp., 0.25%, due 1/07/11 (t)	50,000,000	49,987,153

		$428,803,741

Medical Equipment – 3.1%
Merck & Co., Inc., 0.19%, due 12/10/10 (t)	$33,716,000	$33,714,398
Merck & Co., Inc., 0.21%, due 12/01/10 (t)	30,612,000	30,612,000

		$64,326,398

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MFS Institutional Money Market Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Commercial Paper (y) – continued
Other Banks & Diversified Financials – 12.5%
Bank of Nova Scotia, 0.23%, due 2/14/11	$62,476,000	$62,446,064
Bank of Nova Scotia, 0.235%, due 2/15/11	1,882,000	1,881,066
Citigroup Funding, Inc., 0.23%, due 12/02/10	37,504,000	37,503,758
Citigroup Funding, Inc., 0.24%, due 12/02/10	12,000,000	11,999,923
Citigroup Funding, Inc., 0.28%, due 1/27/11	15,543,000	15,536,109
Rabobank USA Financial Corp., 0.29%, due 5/10/11	14,344,000	14,325,512
Rabobank USA Financial Corp., 0.3%, due 5/05/11	6,639,000	6,630,425
Rabobank USA Financial Corp., 0.3%, due 5/10/11	43,546,000	43,487,939
UBS Finance (Delaware) LLC, 0.22%, due 12/01/10	61,072,000	61,072,000

		$254,882,796

Pharmaceuticals – 3.4%
Abbott Laboratories, 0.2%, due 1/31/11 (t)	$18,000,000	$17,993,900
Johnson & Johnson, 0.17%, due 12/22/10 (t)	52,000,000	51,994,843

		$69,988,743

Tobacco – 2.1%
Philip Morris International, Inc., 0.21%, due 12/22/10 (t)	$25,000,000	$24,996,938
Philip Morris International, Inc., 0.22%, due 12/13/10 (t)	1,300,000	1,299,905
Philip Morris International, Inc., 0.22%, due 12/27/10 (t)	16,636,000	16,633,357

		$42,930,200

Total Commercial Paper, at Amortized Cost and Value		$1,274,813,542

U.S. Government Agencies and Equivalents (y) – 4.5%
Fannie Mae, 0.2%, due 2/22/11	$20,030,000	$20,020,764
Federal Home Loan Bank, 0.16%, due 12/03/10	20,470,000	20,469,818
Federal Home Loan Bank, 0.18%, due 12/22/10	17,772,000	17,770,134
Federal Home Loan Bank, 0.185%, due 12/27/10	1,229,000	1,228,836
Freddie Mac, 0.18%, due 3/07/11	5,470,000	5,467,374
Freddie Mac, 0.3%, due 4/26/11	26,330,000	26,297,965

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$91,254,891

Floating Rate Demand Notes – 2.5%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.25%, due 12/01/10	$11,500,000	$11,500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.25%, due 12/01/10	17,900,000	17,900,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.23%, due 12/01/10	22,000,000	22,000,000

Total Floating Rate Demand Notes, at Amortized Cost and Value		$51,400,000

Repurchase Agreements – 24.9%
Bank of America Corp., 0.24%, dated 11/30/10 due 12/01/10, total to be received $203,573,357 (secured by U.S. Treasury and Federal Agency obligations valued at $207,643,778 in an individually traded account)	$203,572,000	$203,572,000
Goldman Sachs, 0.24%, dated 11/30/10 due 12/01/10, total to be received $203,573,357 (secured by U.S. Treasury and Federal Agency obligations valued at $207,644,165 in an individually traded account)	203,572,000	203,572,000
Morgan Stanley, 0.20%, dated 11/30/10 due 12/01/10, total to be received $100,000,556 (secured by U.S. Treasury and Federal Agency obligations valued at $101,997,750 in an individually traded account)	100,000,000	100,000,000

Total Repurchase Agreements, at Cost		$507,144,000

Total Investments, at Amortized Cost and Value		$2,036,072,433

Other Assets, Less Liabilities – (0.0)%		(349,162)

Net Assets – 100.0%		$2,035,723,271

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

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MFS Institutional Money Market Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $2,036,072,433.

The following abbreviations are used in this report and are defined:

PLC     Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

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MFS Institutional Money Market Portfolio

Supplemental Information (Unaudited) 11/30/10

(1)	Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$2,036,072,433	$—	$2,036,072,433

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIV

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: January 14, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: January 14, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 14, 2011

*	Print name and title of each signing officer under his or her signature.